Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Provision for doubtful receivables	¥ 16,451	¥ 5,947
Less: valuation allowance	(15,842)	(5,389)
Total current deferred tax assets, net	609	558
Non-current deferred tax assets:
Net operating loss carry forwards	201,258	135,383
Advertising expenses in excess of deduction limit	241,333	415,193
Less: valuation allowance	(442,591)	(550,576)
Total non-current deferred tax assets, net
Total deferred tax assets, net	609	558
Non-current deferred tax liabilities
Acquired intangible assets	373,810	430,117
Total non-current deferred tax liabilities	373,810	430,117
Total deferred tax liabilities	¥ 373,810	¥ 430,117